INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Income tax expense	$ 25,504	$ 25,460	$ 43,082	$ 59,861
Income from continuing operations before income taxes and equity earnings	$ 69,942	$ 76,101	$ 123,357	$ 180,987
Irish statutory tax rate	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing					$ 20,000